Related Party Disclosures (Details) - Schedule of Other Assets and Liabilities with Related Parties - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Parent Entity [Member]
ASSETS
Derivative Financial Instruments
Debt financial instruments
Other financial instruments
Non-trading financial assets mandatorily measured at fair value through profit or loss
Financial assets designated as at fair value through profit or loss
Financial assets at fair value through other comprehensive income
Derivative Financial Instruments for hedging purposes
Financial assets at amortized cost:
Rights by resale agreements and securities lending
Debt financial instruments
Commercial loans
Residential mortgage loans
Consumer Loans
Allowances established — Loans
Other assets	10	9
Contingent loans
LIABILITIES
Derivative Financial Instruments
Financial liabilities designated as at fair value through profit or loss
Derivative Financial Instruments for hedging purposes
Financial liabilities at amortized cost:
Current accounts and other demand deposits	336	217
Saving accounts and time deposits	85,904	4,643
Obligations by repurchase agreements and securities lending
Borrowings from financial institutions
Debt financial instruments issued
Other financial obligations
Lease liabilities
Other liabilities
Other Legal Entity [Member]
ASSETS
Derivative Financial Instruments	212,147	343,278
Debt financial instruments
Other financial instruments	1,410	3,354
Non-trading financial assets mandatorily measured at fair value through profit or loss
Financial assets designated as at fair value through profit or loss
Financial assets at fair value through other comprehensive income	6,328	16,759
Derivative Financial Instruments for hedging purposes
Financial assets at amortized cost:
Rights by resale agreements and securities lending
Debt financial instruments
Commercial loans	199,564	609,155
Residential mortgage loans
Consumer Loans	5
Allowances established — Loans	(1,709)	(4,153)
Other assets	159,805	149,096
Contingent loans	119,510	177,834
LIABILITIES
Derivative Financial Instruments	242,098	400,984
Financial liabilities designated as at fair value through profit or loss
Derivative Financial Instruments for hedging purposes	5,674	7,647
Financial liabilities at amortized cost:
Current accounts and other demand deposits	200,019	206,465
Saving accounts and time deposits	160,760	274,318
Obligations by repurchase agreements and securities lending	2,003
Borrowings from financial institutions	86,642	177,827
Debt financial instruments issued
Other financial obligations
Lease liabilities	10,845	11,252
Other liabilities	152,457	108,767
Key Personnel of the Consolidated Bank [Member]
ASSETS
Derivative Financial Instruments
Debt financial instruments
Other financial instruments
Non-trading financial assets mandatorily measured at fair value through profit or loss
Financial assets designated as at fair value through profit or loss
Financial assets at fair value through other comprehensive income
Derivative Financial Instruments for hedging purposes
Financial assets at amortized cost:
Rights by resale agreements and securities lending
Debt financial instruments
Commercial loans	1,028	1,384
Residential mortgage loans	17,975	15,221
Consumer Loans	1,969	2,068
Allowances established — Loans	(19)	(21)
Other assets	13
Contingent loans	4,058	4,119
LIABILITIES
Derivative Financial Instruments
Financial liabilities designated as at fair value through profit or loss
Derivative Financial Instruments for hedging purposes
Financial liabilities at amortized cost:
Current accounts and other demand deposits	2,161	3,081
Saving accounts and time deposits	4,392	3,815
Obligations by repurchase agreements and securities lending
Borrowings from financial institutions
Debt financial instruments issued
Other financial obligations
Lease liabilities
Other liabilities	493	517
Other Related Party [Member]
ASSETS
Derivative Financial Instruments
Debt financial instruments
Other financial instruments
Non-trading financial assets mandatorily measured at fair value through profit or loss
Financial assets designated as at fair value through profit or loss
Financial assets at fair value through other comprehensive income
Derivative Financial Instruments for hedging purposes
Financial assets at amortized cost:
Rights by resale agreements and securities lending
Debt financial instruments
Commercial loans	11,340	12,024
Residential mortgage loans	60,153	58,608
Consumer Loans	11,739	10,879
Allowances established — Loans	(312)	(401)
Other assets	16	21
Contingent loans	17,714	17,872
LIABILITIES
Derivative Financial Instruments
Financial liabilities designated as at fair value through profit or loss
Derivative Financial Instruments for hedging purposes
Financial liabilities at amortized cost:
Current accounts and other demand deposits	7,652	6,529
Saving accounts and time deposits	24,265	24,125
Obligations by repurchase agreements and securities lending
Borrowings from financial institutions
Debt financial instruments issued
Other financial obligations
Lease liabilities
Other liabilities	53	52
Total [Member]
ASSETS
Derivative Financial Instruments	212,147	343,278
Debt financial instruments
Other financial instruments	1,410	3,354
Non-trading financial assets mandatorily measured at fair value through profit or loss
Financial assets designated as at fair value through profit or loss
Financial assets at fair value through other comprehensive income	6,328	16,759
Derivative Financial Instruments for hedging purposes
Financial assets at amortized cost:
Rights by resale agreements and securities lending
Debt financial instruments
Commercial loans	211,932	622,563
Residential mortgage loans	78,128	73,829
Consumer Loans	13,713	12,947
Allowances established — Loans	(2,040)	(4,575)
Other assets	159,844	149,126
Contingent loans	141,282	199,825
LIABILITIES
Derivative Financial Instruments	242,098	400,984
Financial liabilities designated as at fair value through profit or loss
Derivative Financial Instruments for hedging purposes	5,674	7,647
Financial liabilities at amortized cost:
Current accounts and other demand deposits	210,168	216,292
Saving accounts and time deposits	275,321	306,901
Obligations by repurchase agreements and securities lending	2,003
Borrowings from financial institutions	86,642	177,827
Debt financial instruments issued
Other financial obligations
Lease liabilities	10,845	11,252
Other liabilities	$ 153,003	$ 109,336